UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:          August 31

Date of reporting period:       February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN
INCOME FUND

February 28, 2007
SEMIANNUAL REPORT

AMERICAN INCOME
FUND

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Fund Overview

2	Financial Statements

6	Notes to Financial Statements

14	Schedule of Investments

22	Notice to Shareholder

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Fund OVERVIEW

Portfolio Allocation

As a percentage of total assets on February 28, 2007

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American Income Fund Inc.

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2007 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost: $106,541,118) (note 2)	$107,439,428
Investment in affiliated money market fund, at value (cost: $1,583,125) (note 3)	1,583,125
Receivable for investments sold	630,035
Receivable for accrued interest	919,546
Receivable for futures variation margin (note 2)	18,828
Prepaid expenses and other assets	25,093
Total assets	110,616,055
Liabilities:
Payable for securities purchased on a when issued basis (note 2)	7,006,875
Payable for reverse repurchase agreements (note 2)	18,983,130
Payable for swap agreements	1,994
Payable for investment advisory fees (note 3)	41,825
Bank overdraft	70,869
Payable for administrative fees (note 3)	6,435
Payable for professional fees	21,292
Payable for transfer agent fees	6,810
Payable for interest expense	40,776
Payable for other expenses	6,430
Total liabilities	26,186,436
Net assets applicable to outstanding capital stock	$84,429,619
Composition of net assets:
Capital stock and additional paid-in capital	$95,102,771
Undistributed net investment income	175,569
Accumulated net realized loss on investments in securities (note 5)	(11,707,278)
Net unrealized appreciation of investments in securities	898,310
Net unrealized depreciation of futures contracts	(67,476)
Net unrealized appreciation of swap agreements	27,723
Total–representing net assets applicable to capital stock	$84,429,619
Net asset value and market price of capital stock:
Net assets outstanding	$84,429,619
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,454,221
Net asset value per share	$8.93
Market price per share	$8.30

See accompanying Notes to Financial Statements.

2007 Semiannual Report

American Income Fund Inc.

Statement of Operations For the Six-Month Period Ended February 28, 2007 (unaudited)

Investment Income:
Interest from unaffiliated securities	$3,422,617
Dividends from unaffiliated securities	5,829
Dividends from affiliated money market funds	24,588
Dividends from unaffiliated money market fund	1,332
Total investment income	3,454,366
Expenses (note 3):
Investment advisory fees	269,229
Interest expense	642,233
Administrative fees	41,420
Custodian fees	5,795
Professional fees	24,275
Postage and printing fees	16,098
Transfer agent fees	9,712
Listing fees	11,778
Directors' fees	7,706
Other expenses	20,925
Total expenses	1,049,171
Less: Indirect payments from the custodian	(296)
Total net expenses	1,048,875
Net investment income	2,405,491
Net realized and unrealized gains (losses) on investments in securities, futures contracts, and swap agreements (notes 2 and 4):
Net realized gain (loss) on:
Investments in securities	505,197
Futures contracts	(82,440)
Swap agreements	(116,242)
Net change in unrealized appreciation or depreciation of:
Investments in securities	1,248,805
Futures contracts	(4,449)
Swap agreements	27,723
Net gain on investments	1,578,594
Net increase in net assets resulting from operations	$3,984,085

See accompanying Notes to Financial Statements.

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American Income Fund Inc.

Financial STATEMENTS continued

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06
Operations:
Net investment income	$2,405,491	$4,925,013
Net realized gain (loss) on:
Investments in securities	505,197	(468,871)
Futures contracts	(82,440)	189,765
Options written	—	5,172
Swap agreements	(116,242)	—
Net change in unrealized appreciation or depreciation of:
Investments in securities	1,248,805	(1,717,940)
Futures contracts	(4,449)	(16,191)
Options written	—	(242)
Swap agreements	27,723	—
Net increase in net assets resulting from operations	3,984,085	2,916,706
Distributions to shareholders (note 2):
From net investment income	(2,458,098)	(4,892,562)
Total increase (decrease) in net assets	1,525,987	(1,975,856)
Net assets at beginning of period	82,903,632	84,879,488
Net assets at end of period	$84,429,619	$82,903,632
Undistributed net investment income	$175,569	$228,176

See accompanying Notes to Financial Statements.

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American Income Fund Inc.

Statement of Cash Flows For the Six-Month Period Ended February 28, 2007 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$3,984,085
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(47,991,396)
Proceeds from sales of investments	56,730,592
Net purchases/sales of short-term securities	(874,776)
Net amortization of bond discount and premium	(4,884)
Net change in unrealized appreciation or depreciation of investments in securities	(1,248,805)
Net change in unrealized appreciation or depreciation of futures contracts	4,449
Net change in unrealized appreciation or depreciation of swap agreements	(27,723)
Net realized gain/loss on investments in securities	(505,197)
Net realized gain/loss on futures contracts	82,440
Net realized gain/loss on swap agreements	116,242
Decrease in receivable for accrued interest	40,326
Increase in receivable for futures variation margin	(141,358)
Increase in prepaid expenses	(13,492)
Increase in payable for swap agreements	(86,525)
Decrease in accrued fees and expenses	(45,937)
Net cash provided by operating activities	10,018,041
Cash flows from financing activities:
Net payments from reverse repurchase agreements	(8,412,696)
Distributions paid to shareholders	(2,458,098)
Net cash used in financing activities	(10,870,794)
Net decrease in cash	(852,753)
Cash at beginning of period	781,884
Bank overdraft at end of period	$(70,869)
Supplemental disclosure of cash flow information: Cash paid for interest	$688,060

See accompanying Notes to Financial Statements.

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American Income Fund Inc.

Notes to Financial STATEMENTS

(1) Organization
   American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) Summary of Significant Accounting Policies
   Security Valuations

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2007, the fund had no fair valued securities.

Securities Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six-month ended February 28, 2007, the weighted average borrowings

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American Income Fund Inc.

outstanding were $23,557,258. The weighted average interest rate paid by the fund on such borrowings was 5.46%.

Repurchase Agreements

For repurchase agreements entered into with broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2007, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2007, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the

2007 Semiannual Report

American Income Fund Inc.

Notes to Financial STATEMENTS continued

extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 28, 2007, the fund had no written or purchased options outstanding.

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to the notational amount of principal). As of February 28, 2007, the fund had no outstanding interest rate swap agreements.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified reference entity on its obligation (typically corporate issues or sovereign issues of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of particular issuers (i.e., to reduce risk where the fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. As of February 28, 2007, the fund had outstanding credit default swap agreements as disclosed in the Schedule of Investments.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2007, the fund had when-issued or forward-commitment securities outstanding with a total cost of $7,006,875.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis

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American Income Fund Inc.

and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2007, the fund had no outstanding dollar roll transactions.

Illiquid Securities and Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund's board of directors as reflecting fair value.

Illiquid securities may include restricted securities, which are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. However, certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors.

As of February 28, 2007, the fund held one illiquid security, the value of which was $12,542, which represents 0.01% of net assets. This security's valuation was furnished by an independent pricing service. As of February 28, 2007, there were no restricted securities. Information concerning the illiquid security is as follows:

Security	Par	Date Acquired	Cost Basis
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21	$12,435	7/93	$2,392

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes. These differences are primarily due to deferred wash sales and post-October losses, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that income or realized gains or losses were recorded by the fund.

The tax character of distributions paid during the six-month period ended February 28, 2007 (estimated) and the fiscal year ended August 31, 2006 were as follows:

	2/28/07	8/31/06
Distributions paid from ordinary income	$2,458,098	$4,892,562

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American Income Fund Inc.

Notes to Financial STATEMENTS continued

At August 31, 2006, the fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$228,176
Accumulated capital and post-October losses	(12,044,472)
Unrealized appreciation	(382,843)
Accumulated deficit	$(12,199,139)

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

(3) Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, Inc. ("FAF Advisors"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this administration agreement, FAF Advisors receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets.

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American Income Fund Inc.

For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2007, custodian fees were increased by $3,725 as a result of overdrafts and reduced by $296 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2007, legal fees and expenses of $1,297 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2007, aggregated $49,919,609 and $57,360,627, respectively.

(5) Capital Loss Carryover/Post October Loss   For federal income tax purposes, the fund had capital loss carryovers at August 31, 2006, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as follow:

Capital Loss Carryover	Expiration
$2,573,283	2007
4,931,683	2008
662,186	2009
3,362,188	2010
$11,529,340

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American Income Fund Inc.

Notes to Financial STATEMENTS continued

(6) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) New Accounting Pronouncements
  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its February 28, 2008 semiannual report.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for the fiscal period.

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American Income Fund Inc.

(8) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

	Six-Month Period Ended (unaudited)		Year Ended	Ten-Month Fiscal Period Ended		Year Ended October 31,
	2/28/2007		8/31/06	8/31/05		2004		2003	2002	2001
Per-Share Data
Net asset value, beginning of period	$8.77		$8.98	$9.17		$9.06		$8.70	$9.19	$8.90
Operations:
Net investment income	0.26		0.52	0.48		0.64		0.67	0.70	0.65
Net realized and unrealized gains (losses) on investments	0.16		(0.21)	(0.18)		0.11		0.37	(0.50)	0.26
Total from operations	0.42		0.31	0.30		0.75		1.04	0.20	0.91
Distributions to shareholders:
From net investment income	(0.26)		(0.52)	(0.47)		(0.64)		(0.68)	(0.69)	(0.59)
Tax return of capital	—		—	(0.02)		—	(d)	— (d)	—	(0.03)
Total distributions to shareholders	(0.26)		(0.52)	(0.49)		(0.64)		(0.68)	(0.69)	(0.62)
Net asset value, end of period	$8.93		$8.77	$8.98		$9.17		$9.06	$8.70	$9.19
Market value, end of period	$8.30		$8.01	$8.13		$8.55		$8.55	$8.37	$8.53
Selected Information
Total return, net asset value (a)	4.86	% (g)	3.62%	3.86	% (g)	9.02%		12.53%	2.48%	10.96%
Total return, market value (b)	6.92	% (g)	5.23%	0.85	% (g)	7.71%		10.38%	6.22%	13.69%
Net assets at end of period (in millions)	$84		$83	$85		$87		$86	$82	$87
Ratio of expenses to average weekly net assets excluding interest expense	0.98	% (f)	0.97%	0.96	% (f)	0.93%		0.95%	0.96%	0.89%
Ratio of expenses to average weekly net assets	2.53	% (f)	2.26%	1.62	% (f)	1.23%		1.48%	2.00%	2.06%
Ratio of net investment income to average weekly net assets	5.81	% (f)	5.96%	6.35	% (f)	7.00%		7.49%	7.88%	7.37%
Portfolio turnover rate	45%		80%	168%		193	% (e)	135%	54%	82%
Amount of borrowings outstanding at end of period (in millions)	$19		$27	$23		$22		$10	$33	$33
Per-share amount of borrowings outstanding at end of period	$2.01		$2.90	$2.45		$2.28		$1.04	$3.48	$3.46
Per-share amount of net assets, excluding borrowings, at end of period	$10.98		$11.67	$11.43		$11.45		$10.10	$12.18	$12.66
Asset coverage ratio (c)	547%		403%	467%		502%		970%	350%	366%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Less than $0.01 per share.

(e)  The large turnover is due to increased activity in mortgage dollar roll transactions.

(f)  Annualized.

(g)  Total return has not been annualized.

2007 Semiannual Report

American Income Fund Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund  February 28, 2007

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets)
High Yield Corporate Bonds — 31.5%
Basic Industry — 5.1%
Basell AF SCAI, 8.38%, 8/15/15 (b)	$250,000	$263,750
Coeur D'Alene Mines, 1.25%, 1/15/24	100,000	92,375
Evraz Group, 8.25%, 11/10/15	250,000	255,950
FMG Finance Property, 10.00%, 9/1/13 (b)	250,000	271,250
Griffin Coal Mining, 9.50%, 12/1/16 (b)	200,000	211,500
Hexion, 9.75%, 11/15/14 (b)	250,000	265,000
Ineos Group Holdings, 8.50%, 2/15/16 (b)	250,000	243,125
LPG International, 7.25%, 12/20/15	250,000	258,125
Lyondell Chemical Company, 8.00%, 9/15/14	250,000	263,125
Massey Energy, 6.88%, 12/15/13	250,000	240,000
Newark Group, 9.75%, 3/15/14	200,000	210,000
Noble Group, 6.63%, 3/17/15 (b)	250,000	234,082
OM Group, 9.25%, 12/15/11	300,000	313,875
Polyone, 8.88%, 5/1/12	200,000	203,500
Sappi Papier Holding, 7.50%, 6/15/32 (b)	250,000	243,314
Sino Forest, 9.13%, 8/17/11 (b)	250,000	263,438
Stone Container, 8.38%, 7/1/12	200,000	204,000
Vedanta Resource, 6.63%, 2/22/10 (b)	250,000	248,750
		4,285,159
Capital Goods — 1.3%
Allied Waste North America, 6.13%, 2/15/14	300,000	292,500
Case New Holland, 9.25%, 8/1/11	200,000	211,000
Owens-Broadway Glass Container, 8.88%, 2/15/09	500,000	511,250
Solo Cup Co., 8.50%, 2/15/14	150,000	130,125
		1,144,875
Communications — 5.6%
C & M Finance, 8.10%, 2/1/16 (b)	250,000	257,813
CCH I, 11.75%, 5/14/15	300,000	293,250
CCO Holdings LLC, 8.75%, 11/15/13	500,000	520,000
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	256,875
Dex Media, 8.00%, 11/15/13	200,000	209,000
Echostar,
7.00%, 10/1/13 (b)	200,000	205,500
6.63%, 10/1/14	300,000	303,000
Horizon PCS, 11.38%, 7/15/12	200,000	222,000
Idearc, 8.00%, 11/15/16 (b)	250,000	256,875
Intelsat, 8.63%, 1/15/15	250,000	268,750
Level 3 Financing, 12.25%, 3/15/13	250,000	291,875
MetroPCS Wireless, 9.25%, 11/1/14 (b)	250,000	262,500
Panamsat,
9.00%, 8/15/14	250,000	274,375
9.00%, 6/15/16 (b)	195,000	210,600
Qwest, 8.88%, 3/15/12	400,000	442,000
Time Warner Telecommunications Holdings, 9.25%, 2/15/14	175,000	187,688
Vimpelcom, 8.25%, 5/23/16	250,000	266,250
		4,728,351

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Income Fund Inc.

American Income Fund (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Consumer Cyclical — 5.0%
American Axle & Manufacturing, 7.88%, 3/1/17	$250,000	$250,000
Buffalo Thunder Development Authority, 9.38%, 12/14/15 (b)	250,000	258,125
Ford Motor 7.45%, 7/16/31	250,000	200,625
Ford Motor Credit, 7.00%, 10/1/13	500,000	479,647
Galaxy Entertainment, 9.88%, 12/15/12 (b)	250,000	272,813
General Motors, 8.25%, 7/15/23	250,000	232,500
General Motors Acceptance Corporation, 5.63%, 5/15/09	300,000	295,866
Hanesbrands Inc., 8.73%, 12/15/14	250,000	255,625
Harrahs Operating Company, 5.63%, 6/1/15	250,000	216,250
Hertz, 8.88%, 1/1/14 (b)	250,000	269,375
Hovnanian K Enterprises, 6.25%, 1/15/16	250,000	232,500
Libbey Glass, 12.44%, 6/1/11 (b) (c)	200,000	220,000
Mandalay Resort, Series B, 10.25%, 8/1/07	250,000	254,375
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	250,000
Six Flags, 9.75%, 4/15/13	250,000	245,000
Wynn Las Vegas, 6.63%, 12/1/14	250,000	247,500
		4,180,201
Consumer Non Cyclical — 2.4%
Delhaize America, 9.00%, 4/15/31	250,000	300,313
HCA,
6.75%, 7/15/13	250,000	229,375
9.63%, 11/15/16 (b)	200,000	216,000
JBS SA, 10.50%, 8/4/16	250,000	277,500
RJ Reynolds Tobacco Holdings, 6.50%, 7/15/10 (b)	250,000	255,524
Supervalu, 7.50%, 5/15/12	250,000	265,647
Tenet Healthcare, 9.25%, 2/1/15	250,000	249,687
Vitro SAB, 9.13%, 2/1/17	250,000	255,000
		2,049,046
Electric — 3.1%
Allegheny Energy Supply, 7.80%, 3/15/11	200,000	213,000
Ava Capital Trust III, 6.50%, 4/1/34 (c)	300,000	299,214
CMS Energy, 8.50%, 4/15/11	500,000	542,500
Dynegy-Roseton Danskammer, Series B, 7.67%, 11/8/16	200,000	212,000
ISA Capital do Brasil, 8.80%, 1/30/17	250,000	261,875
Mission Energy Holdings, 13.50%, 7/15/08	250,000	272,812
Nevada Power, 9.00%, 8/15/13	262,000	283,350
NRG Energy, 7.38%, 2/1/16	300,000	306,000
Teco Energy, 7.20%, 5/1/11	250,000	265,000
		2,655,751
Energy — 1.5%
Baytex Energy LLC, 9.63%, 7/15/10	250,000	262,500
Bluewater Finance, 10.25%, 2/15/12	290,000	302,325
Chesapeake Energy, 7.00%, 8/15/14	250,000	256,875
Stone Energy, 8.25%, 12/15/11	250,000	248,750
Tesoro, 6.63%, 11/1/15 (b)	250,000	252,500
		1,322,950
Industrials Other — 0.4%
Chart Industries, 9.13%,10/15/15 (b)	300,000	315,000
Miscellaneous — 1.6%
Dow Jones, Series 5-T2, 7.25%, 12/29/10	292,683	301,098
Dow Jones, Series 6-T1, 8.63%, 6/29/11	990,000	1,044,450
		1,345,548

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Income Fund Inc.

Schedule of INVESTMENTS (unaudited) continued

American Income Fund (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Natural Gas — 2.0%
El Paso, 7.75%, 6/15/10	$200,000	$213,000
SemGroup, 8.75%, 11/15/15 (b)	250,000	253,750
Southern Union, 7.20%, 11/1/66 (c)	200,000	200,566
Targa Resources, 8.50%, 11/1/13 (b)	250,000	253,750
Williams, 7.13%, 9/1/11	500,000	522,500
Williams Partners, 7.25%, 2/1/17	250,000	262,500
		1,706,066
Real Estate — 0.9%
Greentown China Holdings, 9.00%, 11/8/13 (b)	200,000	203,250
Senior Housing Trust, 8.63%, 1/15/12	300,000	327,000
Shimao Property Holdings Limited, 8.00%, 12/1/16	250,000	251,250
		781,500
Sovereigns — 1.0%
Republic of Panama, 7.25%, 3/15/15	500,000	540,000
Republic of Uruguay, 8.00%, 11/18/22	250,000	279,375
		819,375
Technology — 1.2%
Compucom Systems, 12.00%, 11/1/14 (b)	250,000	261,875
Lucent Technologies, 6.45%, 3/15/29	250,000	227,500
NXP BV/NXP Funding, 9.50%, 10/15/15 (b)	250,000	258,125
Seagate Technology HDD Holdings, 6.80%, 10/1/16	250,000	251,875
		999,375
Transportation — 0.4%
Continental Airlines, Series 99-2, 7.57%, 3/15/20	303,417	307,968
Total High Yield Corporate Bonds (cost: $25,783,854)		26,641,165
U.S. Government Agency Mortgage-Backed Securities — 40.6%
Adjustable Rate (c) — 0.9%
Federal Home Loan Mortgage Corporation, 6.28%, 9/1/18, #605911	197	199
Federal National Mortgage Association, 6.34%, 7/1/27, #70179	2,351	2,356
6.55%, 10/1/32, #725110 (d)	453,544	460,797
Government National Mortgage Association, 6.13%, 12/20/22, #008096	323,717	327,734
		791,086
Fixed Rate — 39.7%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	113,967	117,275
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, #C00676	318,682	327,932
5.50%, 10/1/33, #A15120 (d)	1,157,629	1,151,434
Federal National Mortgage Association, 4.00%, 11/1/10, #254956	1,804,396	1,752,051
6.00%, 12/1/13, #190179	349,978	351,652
7.50%, 5/1/15, #537440	32,388	33,358
7.00%, 6/1/17, #254384	265,772	273,337
7.00%, 7/1/17, #254414	334,282	343,797
6.00%, 9/1/17, #653368	263,588	268,049
5.00%, 11/1/18, #750989	570,993	564,818
5.00%, 2/1/19, #767182 (d)	915,319	905,420
5.00%, 2/1/21, #745279	884,203	872,792
5.50%, 4/1/21, #840466 (d)	1,392,821	1,396,084
6.00%, 3/1/22 (e)	5,500,000	5,584,216

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Income Fund Inc.

American Income Fund (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
6.00%, 5/1/29, #323702 (d)	$547,714	$555,837
6.50%, 5/1/31, #540814	124,768	128,200
7.00%, 9/1/31, #596680 (d)	448,324	460,218
7.00%, 3/1/32, #635970	209,230	216,167
6.50%, 6/1/32, #596712 (d)	618,494	630,622
5.50%, 6/1/33, #709700	790,926	786,387
5.50%, 11/1/33, #555967 (d)	1,930,075	1,919,000
6.00%, 11/1/33, #743642	589,194	596,214
5.50%, 12/1/33, #756202	1,153,913	1,147,291
6.00%, 1/1/34, #763687 (d)	976,637	987,144
5.50%, 2/1/34, #766070 (d)	933,624	927,718
6.00%, 1/1/35, #810225 (d)	801,408	810,030
6.50%, 2/1/35, #735273 (d)	1,080,699	1,109,635
5.50%, 3/1/35, #815979 (d)	1,682,148	1,670,256
6.00%, 6/1/36, #882685	3,854,009	3,887,566
5.00%, 3/1/37 (e)	1,500,000	1,455,938
Government National Mortgage Association, 6.50%, 4/15/33, #602233	362,367	372,521
5.50%, 8/15/33, #604567	1,285,436	1,285,322
6.00%, 7/15/34, #631574	616,528	626,602
		33,514,883
Total U.S. Government Agency Mortgage-Backed Securities (cost: $34,488,698)		34,305,969
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 32.1%
Adjustable Rate (c) — 9.0%
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.78%, 7/15/21 (f)	12,435	12,542
Goldman Sachs Mortgage Securities, Series 2005-AR1, Class B1, 4.88%, 1/25/35	1,473,554	1,464,338
Series 2003-1, Class B2, 6.90%, 3/25/43	1,874,614	1,930,938
Series 2003-10, Class 1A1, 4.72%, 10/25/33 (d)	1,397,436	1,369,861
IndyMac Indx Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.11%, 7/25/36	1,500,000	1,523,203
Sequoia Mortgage Trust, Series 2004-5, Class X1, 0.80%, 6/20/34 (g)	26,510,945	124,371
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 5.33%, 6/25/33	905,159	909,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.80%, 2/25/33	222,486	224,265
		7,559,343
Fixed Rate — 23.1%
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.28%, 8/25/34	1,193,677	1,095,975
Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-8, Class DB1, 6.25%, 4/25/33	1,484,926	1,505,742
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	1,014,504
Series 2005-12, Class DB4, 5.84%, 1/25/36	828,387	756,250
Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	748,978
GMAC Mortgage Corporation Loan Trust, Series 2003-GH2, Class A3, 5.00%, 3/25/23	448,362	446,365
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,303,889
Series 2004-J5, Class A7, 6.50%, 1/25/35	914,987	926,282
Goldman Sachs Mortgage Securities, Series 2001-2, Class A, 7.50%, 6/19/32 (b)	336,629	350,415
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,273,241	1,269,584
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.22%, 10/25/34	1,362,803	1,372,812
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34	1,094,714	1,108,263
Prime Mortgage Trust, Series 2004-2, Class B2, 5.04%, 11/25/19	382,296	370,247
Series 2004-2, Class B3, 5.04%, 11/25/19	286,500	270,823

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Income Fund Inc.

Schedule of INVESTMENTS (unaudited) continued

American Income Fund (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18	$939,343	$926,195
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,031,573	1,027,009
Series 2004-SL4, Class A3, 6.50%, 7/25/32	1,071,859	1,092,475
Structured Asset Securities Corporation, Series 2005-6, Class 5A6, 5.00%, 5/25/35	1,000,000	998,410
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.45%, 4/25/33	395,223	387,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-7, Class A3, 4.50%, 8/25/18	752,054	741,754
Series 2004-7, Class 2A2, 5.00%, 7/25/19	741,149	728,179
Series 2004-7, Class B2, 4.72%, 7/25/19	643,416	616,558
Series 2004-7, Class B3, 4.72%, 7/25/19	482,779	451,842
		19,509,968
Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (cost: $27,296,896)		27,069,311
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 11.7%
Fixed Rate — 7.1%
Federal Home Loan Mortgage Corporation, Series 2690, Class OE, 5.00%, 11/15/28	1,274,000	1,264,886
Series 2972, Class KA, 4.50%, 6/15/18	871,017	856,936
Federal National Mortgage Association, Series 2004-27, Class HB, 4.00%, 5/25/19 (d)	1,923,137	1,741,576
Series 2004-29, Class WG, 4.50%, 5/25/19 (d)	942,115	889,928
Series 2004-90, Class GA, 4.35%, 3/25/34 (d)	796,567	774,699
Series 2002-WI, Class 2A, 7.50%, 2/25/42	443,856	461,479
		5,989,504
Z-Bonds (h) — 4.6%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33 (d)	1,767,687	1,466,535
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31 (d)	2,351,021	2,427,653
		3,894,188
Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (cost: $9,531,132)		9,883,692
Asset-Backed Securities — 7.2%
Home Equity — 4.7%
Residential Funding Mortgage Securities I, Series 2004-HI2, Class A4, 5.24%, 9/25/18	1,640,594	1,632,681
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (i)	2,327,000	2,312,867
		3,945,548
Manufactured Housing — 1.3%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	328,538	329,042
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	747,726
		1,076,768

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Income Fund Inc.

American Income Fund (continued)

Description of Security	Principal Amount/ Shares	Market Value (a)
Other — 1.2%
Crown Castle Towers LLC, Series 2005-1A, Class D, 5.61%, 6/15/35 (b)	$1,000,000	$1,001,739
GRP/AG Real Estate Asset Trust, Series 2005-1, Class A, 4.85%, 1/25/35 (b) (i)	32,928	32,637
		1,034,376
Total Asset-Backed Securities (cost: $6,103,977)		6,056,692
Investment Grade Corporate Bonds — 2.6%
Basic Industry — 0.8%
Southern Copper, 7.50%, 7/27/35	400,000	444,156
Vale Overseas, 6.25%, 1/11/16	250,000	257,818
		701,974
Consumer Non Cyclical — 0.6%
Fisher Scientific International, 6.75%, 8/15/14	500,000	517,767
Energy — 0.2%
GAZ Capital, 6.21%, 11/22/16 (b)	200,000	199,900
Sovereigns — 0.4%
United Mexican States, 5.63%, 1/15/17	300,000	301,200
Transportation — 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	518,500
Total Investment Grade Corporate Bonds (cost: $2,114,690)		2,239,341
Preferred Stocks — 0.5%
Real Estate Investment Trusts — 0.5%
National Retail Properties, Series C	4,000	101,760
Northstar Realty Finance, Series A	4,000	104,600
Series B	4,000	99,920
Thornburg Mortgage, Series D	4,000	98,400
Total Preferred Stocks (cost: $402,200)		404,680
Municipal Bond — 0.9%
Sullivan County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Revenue, Wellmont Health System, 6.95%, 9/1/16 (cost: $750,000)	750,000	768,907
Short-Term Investments — 2.0%
Money Market Fund (j) — 1.9%
First American Prime Obligations Fund, Class Z	1,583,125	1,583,125
U.S. Treasury Obligation (k) — 0.1%
U.S. Treasury Bills, 4.83%, 4/5/06	60,000	59,719
4.93%, 4/5/07	10,000	9,952
		69,671

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

American Income Fund Inc.

Schedule of INVESTMENTS continued

American Income Fund (concluded)

Description of Security	Market Value (a)
Total Short-Term Investments (cost: $1,652,796)	$1,652,796
Total Investments in Securities (l) — 129.1% (cost: $108,124,243)	$109,022,553
Other Assets and Liabilities — (29.1)%	(24,592,934)
Total Net Assets — 100.0%	$84,429,619

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of February 28, 2007, the value of these investments was $7,052,411 or 8.4% of net assets. See note 2 in Notes to Financial Statements.

(c)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2007.

(d)  On February 28, 2007, securities valued at $21,654,447 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$13,902,488	2/12/2007	5.40%	3/12/2007	$58,391	(1)
5,080,642	2/22/2007	5.39%	3/22/2007	21,299	(1)
$18,983,130				$79,690

*  Interest rate as of February 28, 2007. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,157,629 par
Federal Home Loan Mortgage Corporation, 4.50%, 9/15/33, $1,767,687 par
Federal National Mortgage Association, 5.00%, 2/1/19, $915,319 par
Federal National Mortgage Association, 4.35%, 3/25/34, $796,567 par
Federal National Mortgage Association, 4.00%, 5/25/19, $1,923,137 par
Federal National Mortgage Association, 4.50%, 5/25/19, $942,115 par
Federal National Mortgage Association, 5.50%, 4/1/21, $1,392,821 par
Federal National Mortgage Association, 6.00%, 5/1/29, $547,714 par
Federal National Mortgage Association, 7.00%, 9/1/31, $448,324 par
Federal National Mortgage Association, 6.50%, 6/1/32, $618,494 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,930,075 par
Federal National Mortgage Association, 6.00%, 1/1/34, $976,637 par
Federal National Mortgage Association, 5.50%, 2/1/34, $933,624 par
Federal National Mortgage Association, 6.00%, 1/1/35, $801,408 par
Federal National Mortgage Association, 6.50%, 2/1/35, $1,080,699 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,682,148 par
Federal National Mortgage Association, 6.55%, 10/1/32, $453,544 par
Goldman Sachs Mortgage Securities, 4.72%, 10/25/33, $1,397,436 par
Government National Mortgage Association, 6.50%, 3/20/31, $2,351,021 par

(e)  This security has been purchased on a when-issued basis. On February 28, 2007, the total cost of securities purchased on a when-issued basis was $7,006,875. See note 2 in Notes to Financial Statements.

(f)  Security considered illiquid. As of February 28, 2007, the value of this investment was $12,542 or 0.01% of net assets. See note 2 in Notes to Financial Statements.

(g)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. The interest rate disclosed represents the coupon rate in effect as of February 28, 2007.

2007 Semiannual Report

American Income Fund Inc.

(h)  Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(i)  Delayed interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

(j)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(k)  Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of February 28, 2007. See note 2 in Notes to Financial Statements.

(l)  On February 28, 2007, the cost of investments in securities for federal income tax purposes was $108,124,243. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$1,928,808
Gross unrealized depreciation	(1,030,498)
Net unrealized appreciation	$898,310
Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 2 Year Note Futures	(60)	$(12,297,188)	June 2007	$(30,668)
U.S. Treasury 5 Year Note Futures	(49)	(5,191,703)	June 2007	(24,481)
U.S. Treasury 10 Year Note Futures	(16)	(1,737,500)	June 2007	(11,950)
U.S. Treasury Long Bond Futures	(1)	(112,938)	June 2007	(377)
				$(67,476)
Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
UBS	ABX-HE-A	Buy	0.440%	5/25/2046	$360,000	$1,800
UBS	Dow Jones CDX-EM6 Index	Buy	1.400%	12/20/2011	3,500,000	23,280
UBS	Residential Capital	Buy	1.030%	3/20/2012	100,000	2,643
						$27,723

2007 Semiannual Report

American Income Fund Inc.

NOTICE TO SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 4, 2006. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, and the number of abstentions, are set forth below. There were no broker non-votes.

(1)  The fund's shareholders elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	7,759,712	606,178
Roger A. Gibson	7,758,205	607,685
Victoria J. Herget	7,762,379	603,511
John P. Kayser	7,754,092	611,798
Leonard W. Kedrowski	6,488,576	1,877,314
Richard K. Riederer	7,758,942	606,948
Joseph D. Strauss	7,758,584	607,306
Virginia L. Stringer	7,760,829	605,061
James M. Wade	7,762,929	602,961

(2)  The fund's shareholders ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2007. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions
8,292,145	27,853	45,892

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The Fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 days of the quarter end.

2007 Semiannual Report

American Income Fund Inc.

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Income Fund, Inc.

Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Income Fund, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,

and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Income Fund, Inc.

Director of Charterhouse Group, Inc.

VICTORIA HERGET

Director of American Income Fund, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

JOHN KAYSER

Director of American Income Fund, Inc.

Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of

William Blair & Company, LLC

LEONARD KEDROWSKI

Director of American Income Fund, Inc.

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Income Fund, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

JOSEPH STRAUSS

Director of American Income Fund, Inc.

Owner and President of Strauss Management Company

JAMES WADE

Director of American Income Fund, Inc.

Owner and President of Jim Wade Homes

American Income Fund’s Board of Directors is comprised entirely of independent directors.

AMERICAN INCOME FUND
2007 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: May 8, 2007